Portfolio of Investments November 30, 2025
NQP
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.9% (99.0% of Total Investments)
X 733,686,901 MUNICIPAL BONDS - 157.9%  (99.0% of Total Investments) X –
CONSUMER STAPLES - 0.5% (0.3% of Total Investments)
$ 2,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 2,228,126
TOTAL CONSUMER STAPLES 2,228,126
EDUCATION AND CIVIC ORGANIZATIONS - 19.2% (12.0% of Total Investments)
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 16,874
3,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 3,246,894
835,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 813,804
1,000,000 (a) Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022
6 .000 10/15/52 989,642
2,200,000 Crawford County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, Allegheny College, Series 2016
3 .000 05/01/34 1,997,981
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Dickinson College Project, Second Series 2017A
5 .000 11/01/39 1,030,444
1,230,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 1,110,165
720,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 719,443
4,595,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 3,712,378
1,350,000 General Authority of Southcentral Pennsylvania, Revenue Bonds,
AICUP Financing Program-York College of Pennsylvania, Series
2017 PP4
3 .375 11/01/37 1,169,888
590,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 534,494
1,555,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 1,303,895
1,515,000 Indiana County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Foundation for Indiana University of
Pennsylvania Project, Refunding Series 2022 - BAM Insured
4 .000 05/01/54 1,405,814
350,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
3 .375 11/01/33 346,008
2,925,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 2,892,862
985,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,044,762
2,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,829,006
1,005,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 917,060
9,660,000 (b) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024, (UB)
4 .000 08/01/54 8,814,722
950,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 859,388
1,740,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2022A, (AMT)
4 .500 06/01/43 1,766,608
975,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2023A, (AMT)
4 .000 06/01/44 962,367
360,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 292,948
5,750,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 5,491,083
1,030,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 960,520

Portfolio of Investments November 30, 2025
(continued)
NQP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,090,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000% 11/01/42 $ 4,090,560
1,150,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 1,150,587
1,440,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/46 1,216,604
2,680,000 Pennsylvania State University, Revenue Bonds, Series 2022A 5 .000 09/01/47 2,807,348
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/48 1,070,543
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 2,127,148
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2024 5 .000 09/01/49 2,116,087
7,785,000 Pennsylvania State University/The 5 .250 09/01/50 8,420,527
1,255,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 899,239
425,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Richard Allen Preparatory Charter School, Series
2006
6 .250 05/01/33 425,189
2,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020A
4 .000 11/01/45 1,819,518
1,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
4 .000 11/01/36 1,508,072
1,400,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
4 .000 11/01/37 1,403,246
3,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 3,140,339
707,174 (a),(c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 141,435
2,320,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2016
5 .000 11/01/37 2,333,426
5,250,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 4,456,023
2,285,000 (d) University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 2,702,993
3,555,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 3,223,985
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 89,281,919
ENERGY - 0.1% (0.1% of Total Investments)
600,000 (a),(e) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 641,492
TOTAL ENERGY 641,492
HEALTH CARE - 26.0% (16.3% of Total Investments)
4,420,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 4,113,139
13,100,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 12,456,497
210,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/35 214,211
2,285,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/36 2,321,870
610,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 656,589
8,187,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 7,377,065

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,091,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000% 06/30/44 $ 2,831,982
1,282,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,291,630
10,170,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000 08/15/53 7,431,927
2,000,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 1,913,069
2,470,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/36 2,493,388
1,580,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,588,183
2,995,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 2,707,151
1,500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 1,349,194
1,845,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A
5 .000 07/01/41 1,855,839
1,105,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
4 .000 07/01/45 1,032,930
1,350,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,377,189
2,290,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 2,044,516
3,215,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 3,216,669
1,650,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,657,003
2,200,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 2,208,313
3,000,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 3,019,055
1,490,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2012B
4 .000 07/01/43 1,422,941
1,855,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 1,898,196
1,265,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 1,113,413
2,850,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/41 2,549,924
4,955,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 4,194,195
1,020,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016
3 .375 07/01/32 1,020,837
2,675,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 2,666,560
2,590,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 2,445,228
1,015,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/49 913,658
3,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 2,848,401
200,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Fixed
Rate Series 2023A-2
4 .000 05/15/48 178,609

Portfolio of Investments November 30, 2025
(continued)
NQP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000% 04/15/50 $ 4,245,918
2,785,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 2,571,378
14,445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2016C
4 .000 08/15/41 14,225,062
3,600,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 3,241,247
1,800,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 1,833,897
1,170,000 Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe Project,
Series 2015A
4 .000 08/15/45 1,076,301
1,520,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 1,526,765
1,305,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
5 .000 06/01/49 1,323,246
3,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 3,503,043
705,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 684,744
TOTAL HEALTH CARE 120,640,972
HOUSING/MULTIFAMILY - 0.6% (0.4% of Total Investments)
160,000 Chester County Industrial Development Authority, Pennsylvania,
Student Housing Revenue Bonds, University Student Housing,
LLC Project at West Chester University Series 2013A
5 .000 08/01/45 147,819
1,285,000 (a) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,266,194
270,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/31 270,373
1,200,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 1,201,635
TOTAL HOUSING/MULTIFAMILY 2,886,021
HOUSING/SINGLE FAMILY - 25.4% (15.9% of Total Investments)
2,560,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2015-117B
3 .900 10/01/35 2,560,063
4,890,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 4,405,597
20,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 18,064,202
1,080,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .650 10/01/32 1,080,487
3,895,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 3,895,128
7,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 6,876,816
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 1,765,274
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 781,222
1,380,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 1,271,136
12,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .550 10/01/41 9,748,932
1,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,206,959

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 1,450,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500% 10/01/45 $ 1,061,801
1,565,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 1,107,551
4,105,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .600 10/01/43 4,161,171
5,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .700 10/01/46 5,045,726
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,092,133
3,650,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,746,914
2,505,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,728,217
5,295,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 4,115,119
6,855,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 4,959,120
7,705,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 5,310,057
5,240,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 4,187,119
6,545,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 4,863,124
3,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 2,855,898
2,410,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .150 10/01/42 2,409,365
1,980,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-140A
4 .450 10/01/47 1,961,068
10,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
4 .900 10/01/46 10,122,652
5,595,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A
4 .625 10/01/45 5,598,551
TOTAL HOUSING/SINGLE FAMILY 117,981,402
INDUSTRIALS - 2.2% (1.4% of Total Investments)
500,000 (a),(c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 50
500,000 (a),(c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 50
6,455,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 6,457,554
3,880,000 (e) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,923,078
TOTAL INDUSTRIALS 10,380,732
LONG-TERM CARE - 9.3% (5.8% of Total Investments)
2,065,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 1,976,164
2,000,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 1,888,742
940,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/37 950,389
1,160,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/47 1,132,302
230,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 207,193

Portfolio of Investments November 30, 2025
(continued)
NQP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,760,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000% 12/01/51 $ 1,370,695
3,910,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/40 2,911,573
2,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/51 1,277,572
3,005,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 2,848,423
1,075,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 1,060,054
1,935,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 1,935,616
985,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/28 985,607
1,815,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,816,107
735,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 735,454
300,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 273,327
1,405,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,221,968
690,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 666,414
200,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 202,642
975,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/40 917,395
715,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 592,140
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 1,459,679
875,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 717,592
1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/56 1,117,101
5,000,000 Maxatawny Township Municipal Authority Revenue Bonds,
Pennsylvania, Diakon Lutheran Social Ministries Project Series
2022A
4 .500 01/01/45 4,618,223
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 1,006,098
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 988,300
1,845,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 1,684,966
1,000,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 875,677
500,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 511,249

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,250,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .250% 07/01/46 $ 1,267,127
2,215,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 1,869,756
2,785,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,107,914
TOTAL LONG-TERM CARE 43,193,459
TAX OBLIGATION/GENERAL - 21.5% (13.5% of Total Investments)
840,000 Adams County, Pennsylvania, General Obligation Bonds, Series
2017B
2 .500 11/15/29 811,572
3,500,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Refunding Series 2016C-76
5 .000 11/01/41 3,524,751
1,845,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,994,379
2,305,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 2,472,927
2,910,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 3,045,271
1,895,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/54 1,965,266
1,000,000 Bristol Township School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
4 .125 06/01/40 1,025,215
200,000 (d) Chester County, Pennsylvania, General Obligation Bonds, Series
2025
5 .000 07/15/41 220,538
2,900,000 Colonial School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020
5 .000 02/15/44 2,938,107
2,235,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 2,320,936
900,000 Dallastown Area School District, York County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/15/26 907,974
3,455,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 3,607,530
7,465,000 Erie City School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 2000 - AMBAC Insured
0 .000 09/01/30 6,307,992
425,000 Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021 - BAM Insured
3 .000 10/15/35 406,501
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/42 802,034
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/44 791,381
5,750,000 Hempfield Area School District, Westmoreland County,
Pennsylvania, General Obligation Bonds, Series 2022A - AGM
Insured
5 .000 03/15/48 5,965,417
1,140,000 Kennett Consolidated School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2024
5 .000 02/15/51 1,187,805
2,200,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/37 2,412,413
1,125,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 1,134,111
1,260,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 202
5 .000 05/15/49 1,306,920
400,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2025
5 .000 05/15/50 417,399
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/35 1,016,289
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/36 1,014,187

Portfolio of Investments November 30, 2025
(continued)
NQP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 630,000 Pennsbury School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2024
5 .000% 08/01/44 $ 665,750
3,925,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 4,475,213
10,000,000 (b) Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2023A, (UB)
5 .500 09/01/48 10,691,862
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2024
5 .000 09/01/43 1,065,258
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 981,627
1,355,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/45 1,317,825
11,440,000 Reading School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2003B - NPFG Insured
0 .000 01/15/32 8,997,202
385,000 Rose Tree Media School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/01/33 442,224
21,000,000 (b) State Public School Building Authority, Pennsylvania, Lease
Revenue Bonds, Philadelphia School District, Series 2003 - AGM
Insured, (UB)
5 .500 06/01/28 22,343,817
70,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 70,037
1,000,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2024
5 .000 02/15/43 1,066,168
TOTAL TAX OBLIGATION/GENERAL 99,713,898
TAX OBLIGATION/LIMITED - 11.1% (6.9% of Total Investments)
180,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 188,587
155,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 159,365
1,115,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 1,119,744
1,415,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,427,995
450,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 454,456
1,500,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/31 1,573,692
3,860,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 3,828,341
7,215,000 (b) Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured, (UB)
4 .000 06/01/39 7,155,825
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,062,748
1,100,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,123,292
2,650,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 2,694,172
4,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 4,037,015
5,535,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 5,079,633
1,125,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,164,155

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,245,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Subordinate Series 2018B
5 .000% 12/01/48 $ 1,266,808
600,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/36 693,423
1,037,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 987,225
1,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,121,211
1,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,870,781
839,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 818,345
2,319,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,189,298
10,000,000 (b) Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022, (UB)
5 .250 06/01/47 10,567,328
825,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 829,035
TOTAL TAX OBLIGATION/LIMITED 51,412,474
TRANSPORTATION - 16.5% (10.4% of Total Investments)
1,760,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 1,767,038
8,020,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021B,
(UB)
5 .000 01/01/56 8,142,127
10,000,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT), (UB)
5 .500 01/01/53 10,459,154
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,240,524
2,485,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 2,895,496
1,340,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/37 1,410,194
2,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT)
5 .000 12/31/57 2,035,801
12,170,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 12,828,930
2,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2024
5 .000 12/01/42 3,125,128
500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2025
5 .000 12/01/40 563,364
1,215,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/47 1,302,732
2,365,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/52 2,505,536
11,500,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .000 12/01/48 12,191,301
2,005,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,038,395
1,435,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/31 1,484,540
1,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/33 1,474,171
780,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017A - AGM Insured
3 .000 07/01/34 743,872
1,490,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 1,492,078

Portfolio of Investments November 30, 2025
(continued)
NQP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,470,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000% 07/01/50 $ 1,305,338
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,835,710
1,000,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/30 1,039,177
550,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/34 568,772
1,250,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/37 1,285,351
TOTAL TRANSPORTATION 76,734,729
U.S. GUARANTEED - 3.2% (h)(2.0% of Total Investments)
455,000 Allegheny County Higher Education Building Authority,
Pennsylvania, College Revenue Refunding Bonds, Robert Morris
College, Series 1998A, (ETM)
6 .000 05/01/28 475,350
735,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
3 .000 10/15/30 736,581
1,000,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/38 1,019,434
1,625,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/47 1,692,697
610,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016,
(Pre-refunded 1/01/26)
3 .250 01/01/39 610,190
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 143,780
1,075,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 1,144,917
430,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/41 435,077
120,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
4 .000 07/01/45 124,541
150,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 160,748
2,350,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 2,382,536
140,000 (a),(c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 147,433
4,140,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 4,248,989
1,335,000 Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Trinity Health Credit Group, Refunding Series 2019PA,
(Pre-refunded 12/01/28)
5 .000 12/01/48 1,427,536
TOTAL U.S. GUARANTEED 14,749,809
UTILITIES - 22.3% (14.0% of Total Investments)
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 1,026,676
4,165,000 (b) Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022, (UB)
5 .000 06/01/53 4,335,005
2,625,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,804,628
3,925,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 4,134,497
6,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 6,877,009

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,000,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer
Revenue Bonds, Series 2020B
3 .000% 09/01/47 $ 1,524,136
7,000,000 (b) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured, (UB)
4 .250 12/01/47 6,936,053
1,090,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/43 1,082,352
1,150,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/46 1,110,436
2,345,000 Canonsburg-Houston Joint Authority, Washington County,
Pennsylvania, Sewer Revenue Bonds, Series 2025
5 .000 12/01/37 2,598,077
1,110,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 1,111,306
855,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
4 .000 05/01/45 831,685
540,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue
Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 573,821
7,295,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/34 5,342,720
4,420,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/35 3,091,514
2,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 1,901,808
295,000 (e) Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 271,963
4,440,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 4,214,949
3,900,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,635,349
10,500,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,523,617
2,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 2,053,616
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Sixteenth Series 2020A - AGM Insured
5 .000 08/01/50 1,029,754
7,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/48 7,150,289
4,175,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/53 4,256,521
4,695,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .500 06/01/47 5,060,586
12,000,000 (b) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
4 .500 09/01/48 12,158,730
3,250,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/48 3,395,293
2,630,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 2,518,611
1,925,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .000 09/01/55 2,003,366
450,000 University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2025 - BAM Insured
4 .250 11/01/49 439,768
1,000,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Refunding Series 2020 - AGM
Insured
2 .450 08/15/37 847,733
TOTAL UTILITIES 103,841,868
TOTAL MUNICIPAL BONDS
(Cost $756,000,924) 733,686,901

Portfolio of Investments November 30, 2025
(continued)
NQP

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 6 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%  (0.0% of Total Investments) X –
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 64,338 (c),(g) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/26 $ 6
TOTAL CAPITAL GOODS 6
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $64,338) 6
TOTAL LONG-TERM INVESTMENTS
(Cost $756,065,262) 733,686,907
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6% (1.0% of Total Investments)
X 7,500,000 MUNICIPAL BONDS - 1.6%  (1.0% of Total Investments) X –
TAX OBLIGATION/GENERAL - 1.1% (0.7% of Total Investments)
$ 5,000,000 (e),(i) Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020E
2 .750 03/01/52 $ 5,000,000
TOTAL TAX OBLIGATION/GENERAL 5,000,000
TAX OBLIGATION/LIMITED - 0.5% (0.3% of Total Investments)
2,500,000 (e),(i) Philadelphia Authority for Industrial Development, Pennsylvania,
Multi-Modal Lease Revenue Bonds, Refunding Series 2007B-2
2 .810 10/01/30 2,500,000
TOTAL TAX OBLIGATION/LIMITED 2,500,000
TOTAL MUNICIPAL BONDS
(Cost $7,500,000) 7,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,500,000) 7,500,000
TOTAL INVESTMENTS - 159.5%
(Cost $763,565,262) 741,186,907
FLOATING RATE OBLIGATIONS - (23.0)%   (106,940,000)
VRDP SHARES, NET - (46.7)% (j) (216,914,743)
OTHER ASSETS & LIABILITIES, NET - 10.2% 47,257,723
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 464,589,887
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,536,443 or 0.9% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) VRDP Shares, Net as a percentage of Total Investments is 29.3%.

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NQP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 733,686,801 $ 100 $ 733,686,901
Variable Rate Senior Loan Interests – – 6 6
Short-Term Investments:
Municipal Bonds – 7,500,000 – 7,500,000
Total $ – $ 741,186,801 $ 106 $ 741,186,907